Fair Values of Financial Instruments and Interest Rate Risk - Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 112,824	$ 100,280
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,386	21,286
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	93,438	78,994
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	1,854	5,903
Loans held for sale	2,147	1,139
Other real estate owned	3,290	3,533
Fair Value	7,291	10,575
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	2,147	1,139
Fair Value	2,147	1,139
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	1,854	5,903
Other real estate owned	3,290	3,533
Fair Value	5,144	9,436
Total liabilities at fair value	$ 0	$ 0